Activity of Unvested Restricted Common Shares (Detail)	12 Months Ended
Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common Unvested Shares outstanding, Beginning Balance	3,507
Granted
Vested	(3,507)
Forfeited
Common Unvested Shares outstanding, Ending Balance